2024 Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill	$ 69,296	$ 69,296	$ 56,046
Pharmacy Operations [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred	17,410	17,410
Business combination, contingent consideration, liability	2,700	2,700
Business combination, acquisition of less than 100 percent, noncontrolling interest, fair value	5,371	5,371
Goodwill	13,250	13,250
Business acquisition, goodwill, expected tax deductible amount	9,957	9,957
Revenue associated with the acquisitions		55,115
Customer Lists [Member] | Pharmacy Operations [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, fair value disclosure	$ 5,686	$ 5,686
Finite-lived intangible asset, useful life	10 years	10 years
Trademarks [Member] | Pharmacy Operations [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, fair value disclosure	$ 550	$ 550
Finite-lived intangible asset, useful life	5 years	5 years
Cash [Member] | Pharmacy Operations [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 14,710	$ 14,710
Contingent Earnout Payment [Member] | Pharmacy Operations [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 2,700	$ 2,700